MFS(R) VARIABLE INSURANCE TRUST

                        MFS INVESTORS GROWTH STOCK SERIES

          Supplement to the Current Statement of Additional Information

Effective immediately, the sub-heading entitled "Other Accounts", under Appendix D entitled "Portfolio Manager(s)" is hereby restated as follows:

Other Accounts. In addition to the Fund, the Fund's portfolio manager is responsible (either individually or jointly) for the day-to-day management of certain other accounts, the number and total assets of which, as of September 30, 2008 were as follows:

---------------------- -------------------------------------- -------------------------------------- -------------------------------
                       Registered Investment Companies        Other Pooled Investment Vehicles                 Other Accounts
---------------------- -------------------------------------- -------------------------------------- -------------------------------
        Name               Number          Total Assets*        Number of         Total Assets         Number of        Total Assets
                        of Accounts*                             Accounts                               Accounts
---------------------- ---------------- --------------------- --------------- ---------------------- --------------- ---------------
Jeffrey C.                    9         $4.7 billion                2         $226.4 million               2         $178.5 million
Constantino
---------------------- ---------------- --------------------- --------------- ---------------------- --------------- ---------------

---------------------- ---------------- --------------------- --------------- ---------------------- --------------- ---------------
Maureen H. Pettirossi         7         $4.3 billion                1         $137.4 million               0         N/A
---------------------- ---------------- --------------------- --------------- ---------------------- --------------- ---------------

----------------

*  Includes the Fund.

Advisory fees are not based upon performance of any of the accounts identified in the table above.


                The date of this Supplement is November 1, 2008.